Investment Strategy - Bridges Capital Tactical ETF	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed, diversified exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a blend of passively managed U.S. equity index ETFs, large-capitalization equity securities and cash or cash equivalents. The allocation and rebalancing of the Fund’s investments is based on proprietary analysis by the Fund’s sub-adviser, Bridges Capital, LLC (the “Sub-Adviser”), of macroeconomic events, changing market breadth, and volatility.
It is expected that the Fund will generally hold 5 to 20 investments selected from a universe that includes large-capitalization U.S. equity securities and passively managed index ETFs tracking U.S. small-, mid- and large-capitalization equity indexes (the “Indexes”), including but not limited to the S&P 500 Index (the “S&P 500”), the Nasdaq-100 and the Russell 2000 Index (the “Russell 2000”). For purposes of the Fund’s investments, the Sub-Adviser considers large-capitalization securities to consist of the top 10 holdings in both the Nasdaq-100 and the S&P 500. The Sub-Adviser will deduct for overlap between the two indexes and remove some names based on its proprietary valuation and volatility analysis. The Sub-Adviser will then filter these companies based on its analysis of company growth opportunities, volatility, and downside risk to select the large-capitalization U.S. equity securities for the Fund.
The Fund seeks to provide capital appreciation with a focus on capital preservation during periods determined by the Sub-Adviser to pose greater risk of overall market drawdowns. To identify portfolio investments, the Sub-Adviser has developed the following multi-step investment process:
Step 1: The Sub-Adviser will develop a thesis based on overall market environment and economic conditions (the “Macro-Thesis”). Examples of macro-events that could affect the Macro-Thesis may include, but are not limited to, Federal Reserve posture on interest rates and quantitative easing or tightening, trends of growing or shrinking earnings, revisions of earnings, and hiring or layoffs from top 10-20% component companies in the Nasdaq-100 and/or S&P 500. This Macro-Thesis determines a bias to focus the Fund’s strategy on a more risk-on (bullish) posture or a more risk-averse (bearish) posture. Changes to the Macro-Thesis are rare, occurring less than annually and are determined by multiple quarters of fundamental data indicating to the Sub-Adviser that fundamental conditions outlined above exist to support the change. During periods of risk-on, the Fund will experience less rebalancing and tend to be more fully invested for longer periods, multiple months at a time, than during the risk-averse posture. A fully invested portfolio consists of approximately 75% of Fund assets in passively managed index ETFs and approximately 20% invested in individual equities determined by the Sub-Adviser outlined in the process above. A partially invested portfolio consists of approximately 80% of Fund assets invested in cash or cash-equivalents and approximately 20% invested in individual equities. During periods of risk-aversion, the Fund will be partially invested for longer periods, experience more rebalancing, approximately 2 times per month, and tend to hold more cash or cash-equivalents (i.e., money market funds or T-Bill funds), for longer periods than during the risk-on posture. The rebalancing primarily consists of moving approximately 75% of Fund assets to or from passively managed index ETFs to or from cash or cash-equivalents. The portfolio will remain with this allocation until the Sub-Adviser determines the next time to rebalance as outlined in Step 2 below. Timing of the rebalancing of the portfolio is different than a change to the Macro-Thesis (risk-on vs risk-aversion), as rebalancing occurs multiple times throughout the year and changes to the Macro-Thesis occur less than annual.
Step 2: In order to determine the timing to rebalance the Fund portfolio, the Sub-Adviser will analyze current market breadth participation and volatility. Market breadth refers to each of the companies listed on the Nasdaq Composite and the New York Stock Exchange. Participation refers to how many companies are contributing to the current trend of the Indexes they are contained in, as opposed to working against the trend, along with how far they have moved along that existing trend. Trends are identified using a proprietary analysis and metric of the Sub-Adviser, which identifies the current price of the company or Index, compared to a previous price point where the Sub-Adviser identified a change in the daily direction of the company or Index. Volatility refers to near-term (< 1-month) vs longer-term (>3-month). Volatility is measured using the implied volatility of Index options over the reference time periods of <1-month and >3 months.
Step 3: The Sub-Adviser rebalances the Fund’s portfolio when the Sub-Adviser’s proprietary analysis of breadth and volatility outlined in Step 2 identifies a change in market dynamics. Individual equity holdings are seldom rebalanced. In times where the Macro-Thesis is bearish, rebalancing occurs approximately two times per month. In times where the Macro-Thesis is bullish, rebalancing occurs approximately six times per year. Rebalancing is subject to more or less frequent changes, depending on the Sub-Adviser’s proprietary analysis.
The Sub-Adviser’s sell discipline is identified in two areas. The first is the opportunity to sell from the Fund’s allocation to passively managed ETFs based on the proprietary analysis outlined in Step 2 above. The second sell discipline is the opportunity to sell from the Fund’s allocation to individual equity holdings. Total investments into the individual company allocation of Fund assets are generally limited to 20% in aggregate and equally weighted among the individual companies. This is a long-term allocation with selling occurring when a company falls out of the top 10 status of the corresponding index or the Sub-Adviser identifies a risk to the company’s overall long-term growth prospects. Examples of these risks could include, but are not limited to, market saturation with new entrants of competition or top executive management change.
The Sub-Adviser may invest in the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”), an affiliated ETF, for all or part of its cash and cash equivalent exposure. The 1-3 Month Box ETF is an actively managed ETF whose investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.